Fair value measurements - Fair value of financial instruments measured on recurring basis (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2022	Mar. 31, 2022
Assets:
Derivative assets		¥ 31,480,000	¥ 18,162,000
Netting	[1]	(29,358,000)	(16,608,000)
Collateralized agreements		20,840,700	16,876,441
Other assets		786,317	773,586
Total Assets		12,268	10,362
Liabilities:
Derivative liabilities	[2]	31,074,000	17,739,000
Netting	[1],[2]	(28,468,000)	(16,079,000)
Short-term borrowings		593,885	710,629
Collateralized financing		17,877,003	14,538,198
Long-term borrowings		4,697,524	4,557,326
Recurring [Member]
Assets:
Trading assets and private equity and debt investments	[3]	15,970,000	13,697,000
Derivative assets	[4]	2,122,000	1,554,000
Netting	[4]	(29,358,000)	(16,608,000)
Subtotal, Assets		18,092,000	15,251,000
Loans and receivables	[5]	1,489,000	1,308,000
Collateralized agreements	[6]	318,000	298,000
Total Assets		20,777,000	17,820,000
Liabilities:
Trading liabilities		9,598,000	7,985,000
Derivative liabilities	[4]	2,614,000	1,667,000
Netting	[4]	(28,468,000)	(16,079,000)
Subtotal, Liabilities		12,212,000	9,652,000
Short-term borrowings	[7]	593,000	711,000
Payables and deposits	[8],[9]	148,000	71,000
Collateralized financing	[6]	677,000	516,000
Long-term borrowings	[7],[10],[11]	4,699,000	4,557,000
Other liabilities	[12]	171,000	219,000
Total Liabilities		18,500,000	15,726,000
Recurring [Member] | Equities [Member]
Assets:
Trading assets and private equity and debt investments	[3],[13]	3,082,000	3,155,000
Liabilities:
Trading liabilities		2,082,000	1,804,000
Recurring [Member] | Private equity and debt investments [Member]
Assets:
Trading assets and private equity and debt investments	[3],[14]	53,000	54,000
Recurring [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	1,955,000	1,730,000
Liabilities:
Trading liabilities		1,030,000	1,098,000
Recurring [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	125,000	186,000
Liabilities:
Trading liabilities			0
Recurring [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	6,063,000	5,240,000
Liabilities:
Trading liabilities		6,128,000	4,779,000
Recurring [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity and debt investments	[3]	1,372,000	1,354,000
Recurring [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities		231,000	225,000
Recurring [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3]	7,000	7,000
Recurring [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3]	2,764,000	1,458,000
Liabilities:
Trading liabilities		0	0
Recurring [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Issued/Guaranteed by government sponsored entity [Member]
Assets:
Trading assets and private equity and debt investments	[3]	2,636,000	1,376,000
Recurring [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Other [Member]
Assets:
Trading assets and private equity and debt investments	[3]	128,000	82,000
Recurring [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	155,000	137,000
Recurring [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity and debt investments	[3],[15]	64,000	60,000
Liabilities:
Trading liabilities	[15]	3,000	3,000
Recurring [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity and debt investments	[3]	330,000	316,000
Liabilities:
Trading liabilities		124,000	76,000
Recurring [Member] | Equity contracts [Member]
Assets:
Derivative assets	[4]	1,305,000	974,000
Liabilities:
Derivative liabilities	[4]	1,898,000	1,457,000
Recurring [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[4]	21,253,000	11,938,000
Liabilities:
Derivative liabilities	[4]	20,246,000	10,960,000
Recurring [Member] | Credit contracts [Member]
Assets:
Derivative assets	[4]	331,000	443,000
Liabilities:
Derivative liabilities	[4]	444,000	514,000
Recurring [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[4]	8,590,000	4,806,000
Liabilities:
Derivative liabilities	[4]	8,493,000	4,814,000
Recurring [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[4]	1,000	1,000
Liabilities:
Derivative liabilities	[4]	1,000	1,000
Recurring [Member] | Non-trading debt securities [Member]
Assets:
Other assets	[3]	447,000	484,000
Recurring [Member] | Other [Member]
Assets:
Other assets	[3],[13],[16]	431,000	479,000
Recurring [Member] | Counterparty and Cash Collateral Netting [Member]
Assets:
Trading assets and private equity and debt investments	[3],[17]
Derivative assets	[4],[17]	(29,358,000)	(16,608,000)
Netting	[4],[17]	(29,358,000)	(16,608,000)
Subtotal, Assets	[17]	(29,358,000)	(16,608,000)
Loans and receivables	[5],[17]
Collateralized agreements	[6],[17]
Total Assets	[17]	(29,358,000)	(16,608,000)
Liabilities:
Trading liabilities	[17]
Derivative liabilities	[4],[17]	(28,468,000)	(16,079,000)
Netting	[4],[17]	(28,468,000)	(16,079,000)
Subtotal, Liabilities	[17]	(28,468,000)	(16,079,000)
Short-term borrowings	[7],[17]
Payables and deposits	[8],[9],[17]
Collateralized financing	[6],[17]
Long-term borrowings	[7],[10],[11],[17]
Other liabilities	[12],[17]
Total Liabilities	[17]	(28,468,000)	(16,079,000)
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Equities [Member]
Assets:
Trading assets and private equity and debt investments	[3],[13],[17]
Liabilities:
Trading liabilities	[17]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Private equity and debt investments [Member]
Assets:
Trading assets and private equity and debt investments	[3],[14],[17]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity and debt investments	[3],[17]
Liabilities:
Trading liabilities	[17]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3],[17]
Liabilities:
Trading liabilities	[17]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3],[17]
Liabilities:
Trading liabilities	[17]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity and debt investments	[3],[17]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities	[17]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3],[17]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3],[17]
Liabilities:
Trading liabilities	[17]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Issued/Guaranteed by government sponsored entity [Member]
Assets:
Trading assets and private equity and debt investments	[3],[17]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Other [Member]
Assets:
Trading assets and private equity and debt investments	[3],[17]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity and debt investments	[3],[17]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity and debt investments	[3],[15],[17]
Liabilities:
Trading liabilities	[15],[17]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity and debt investments	[3],[17]
Liabilities:
Trading liabilities	[17]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Equity contracts [Member]
Assets:
Derivative assets	[4],[17]
Liabilities:
Derivative liabilities	[4],[17]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[4],[17]
Liabilities:
Derivative liabilities	[4],[17]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Credit contracts [Member]
Assets:
Derivative assets	[4],[17]
Liabilities:
Derivative liabilities	[4],[17]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[4],[17]
Liabilities:
Derivative liabilities	[4],[17]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[4],[17]
Liabilities:
Derivative liabilities	[4],[17]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Non-trading debt securities [Member]
Assets:
Other assets	[3],[17]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Other [Member]
Assets:
Other assets	[3],[13],[16],[17]
Recurring [Member] | Level 1 [Member]
Assets:
Trading assets and private equity and debt investments	[3]	8,343,000	7,365,000
Derivative assets	[4]	153,000	136,000
Netting	[4]
Subtotal, Assets		8,496,000	7,501,000
Loans and receivables	[5]
Collateralized agreements	[6]
Total Assets		8,765,000	7,764,000
Liabilities:
Trading liabilities		8,265,000	6,421,000
Derivative liabilities	[4]	81,000	76,000
Netting	[4]
Subtotal, Liabilities		8,346,000	6,497,000
Short-term borrowings	[7]
Payables and deposits	[8],[9]
Collateralized financing	[6]
Long-term borrowings	[7],[10],[11]	22,000	23,000
Other liabilities	[12]	57,000	32,000
Total Liabilities		8,425,000	6,552,000
Recurring [Member] | Level 1 [Member] | Equities [Member]
Assets:
Trading assets and private equity and debt investments	[3],[13]	1,965,000	2,100,000
Liabilities:
Trading liabilities		2,074,000	1,796,000
Recurring [Member] | Level 1 [Member] | Private equity and debt investments [Member]
Assets:
Trading assets and private equity and debt investments	[3],[14]	14,000	22,000
Recurring [Member] | Level 1 [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	1,955,000	1,730,000
Liabilities:
Trading liabilities		1,030,000	1,098,000
Recurring [Member] | Level 1 [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]
Liabilities:
Trading liabilities
Recurring [Member] | Level 1 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	4,104,000	3,220,000
Liabilities:
Trading liabilities		5,045,000	3,451,000
Recurring [Member] | Level 1 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity and debt investments	[3]
Recurring [Member] | Level 1 [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities
Recurring [Member] | Level 1 [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3]
Recurring [Member] | Level 1 [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3]
Liabilities:
Trading liabilities
Recurring [Member] | Level 1 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Issued/Guaranteed by government sponsored entity [Member]
Assets:
Trading assets and private equity and debt investments	[3]
Recurring [Member] | Level 1 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Other [Member]
Assets:
Trading assets and private equity and debt investments	[3]
Recurring [Member] | Level 1 [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]
Recurring [Member] | Level 1 [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity and debt investments	[3],[15]
Liabilities:
Trading liabilities	[15]
Recurring [Member] | Level 1 [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity and debt investments	[3]	305,000	293,000
Liabilities:
Trading liabilities		116,000	76,000
Recurring [Member] | Level 1 [Member] | Equity contracts [Member]
Assets:
Derivative assets	[4]	1,000	3,000
Liabilities:
Derivative liabilities	[4]	1,000	2,000
Recurring [Member] | Level 1 [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[4]	129,000	120,000
Liabilities:
Derivative liabilities	[4]	54,000	60,000
Recurring [Member] | Level 1 [Member] | Credit contracts [Member]
Assets:
Derivative assets	[4]	23,000	12,000
Liabilities:
Derivative liabilities	[4]	26,000	14,000
Recurring [Member] | Level 1 [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[4]	0
Liabilities:
Derivative liabilities	[4]	0	0
Recurring [Member] | Level 1 [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[4]	0	1,000
Liabilities:
Derivative liabilities	[4]	0	0
Recurring [Member] | Level 1 [Member] | Non-trading debt securities [Member]
Assets:
Other assets	[3]	106,000	117,000
Recurring [Member] | Level 1 [Member] | Other [Member]
Assets:
Other assets	[3],[13],[16]	163,000	146,000
Recurring [Member] | Level 2 [Member]
Assets:
Trading assets and private equity and debt investments	[3]	7,149,000	5,934,000
Derivative assets	[4]	30,950,000	17,804,000
Netting	[4]
Subtotal, Assets		38,099,000	23,738,000
Loans and receivables	[5]	1,268,000	1,103,000
Collateralized agreements	[6]	299,000	282,000
Total Assets		40,083,000	25,626,000
Liabilities:
Trading liabilities		1,328,000	1,561,000
Derivative liabilities	[4]	30,642,000	17,424,000
Netting	[4]
Subtotal, Liabilities		31,970,000	18,985,000
Short-term borrowings	[7]	564,000	653,000
Payables and deposits	[8],[9]	127,000	63,000
Collateralized financing	[6]	677,000	516,000
Long-term borrowings	[7],[10],[11]	4,262,000	4,055,000
Other liabilities	[12]	91,000	155,000
Total Liabilities		37,691,000	24,427,000
Recurring [Member] | Level 2 [Member] | Equities [Member]
Assets:
Trading assets and private equity and debt investments	[3],[13]	1,101,000	1,041,000
Liabilities:
Trading liabilities		7,000	8,000
Recurring [Member] | Level 2 [Member] | Private equity and debt investments [Member]
Assets:
Trading assets and private equity and debt investments	[3],[14]
Recurring [Member] | Level 2 [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]
Liabilities:
Trading liabilities
Recurring [Member] | Level 2 [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	123,000	184,000
Liabilities:
Trading liabilities			0
Recurring [Member] | Level 2 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	1,949,000	2,010,000
Liabilities:
Trading liabilities		1,083,000	1,328,000
Recurring [Member] | Level 2 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity and debt investments	[3]	1,100,000	1,134,000
Recurring [Member] | Level 2 [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities		227,000	222,000
Recurring [Member] | Level 2 [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3]		0
Recurring [Member] | Level 2 [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3]	2,755,000	1,450,000
Liabilities:
Trading liabilities		0	0
Recurring [Member] | Level 2 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Issued/Guaranteed by government sponsored entity [Member]
Assets:
Trading assets and private equity and debt investments	[3]	2,636,000	1,376,000
Recurring [Member] | Level 2 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Other [Member]
Assets:
Trading assets and private equity and debt investments	[3]	119,000	74,000
Recurring [Member] | Level 2 [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	52,000	58,000
Recurring [Member] | Level 2 [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity and debt investments	[3],[15]	44,000	34,000
Liabilities:
Trading liabilities	[15]	3,000	3,000
Recurring [Member] | Level 2 [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity and debt investments	[3]	25,000	23,000
Liabilities:
Trading liabilities		8,000	0
Recurring [Member] | Level 2 [Member] | Equity contracts [Member]
Assets:
Derivative assets	[4]	1,259,000	874,000
Liabilities:
Derivative liabilities	[4]	1,847,000	1,368,000
Recurring [Member] | Level 2 [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[4]	20,918,000	11,755,000
Liabilities:
Derivative liabilities	[4]	20,021,000	10,826,000
Recurring [Member] | Level 2 [Member] | Credit contracts [Member]
Assets:
Derivative assets	[4]	238,000	398,000
Liabilities:
Derivative liabilities	[4]	315,000	434,000
Recurring [Member] | Level 2 [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[4]	8,534,000	4,777,000
Liabilities:
Derivative liabilities	[4]	8,458,000	4,795,000
Recurring [Member] | Level 2 [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[4]	1,000	0
Liabilities:
Derivative liabilities	[4]	1,000	1,000
Recurring [Member] | Level 2 [Member] | Non-trading debt securities [Member]
Assets:
Other assets	[3]	338,000	367,000
Recurring [Member] | Level 2 [Member] | Other [Member]
Assets:
Other assets	[3],[13],[16]	79,000	136,000
Recurring [Member] | Level 3 [Member]
Assets:
Trading assets and private equity and debt investments	[3]	478,000	398,000
Derivative assets	[4]	377,000	222,000
Netting	[4]
Subtotal, Assets		855,000	620,000
Loans and receivables	[5]	221,000	205,000
Collateralized agreements	[6]	19,000	16,000
Total Assets		1,287,000	1,038,000
Liabilities:
Trading liabilities		5,000	3,000
Derivative liabilities	[4]	359,000	246,000
Netting	[4]
Subtotal, Liabilities		364,000	249,000
Short-term borrowings	[7]	29,000	58,000
Payables and deposits	[8],[9]	21,000	8,000
Collateralized financing	[6]
Long-term borrowings	[7],[10],[11]	415,000	479,000
Other liabilities	[12]	23,000	32,000
Total Liabilities		852,000	826,000
Recurring [Member] | Level 3 [Member] | Equities [Member]
Assets:
Trading assets and private equity and debt investments	[3],[13]	16,000	14,000
Liabilities:
Trading liabilities		1,000	0
Recurring [Member] | Level 3 [Member] | Private equity and debt investments [Member]
Assets:
Trading assets and private equity and debt investments	[3],[14]	39,000	32,000
Recurring [Member] | Level 3 [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]
Liabilities:
Trading liabilities
Recurring [Member] | Level 3 [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	2,000	2,000
Liabilities:
Trading liabilities
Recurring [Member] | Level 3 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	10,000	10,000
Liabilities:
Trading liabilities		0	0
Recurring [Member] | Level 3 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity and debt investments	[3]	272,000	220,000
Recurring [Member] | Level 3 [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities		4,000	3,000
Recurring [Member] | Level 3 [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3]	7,000	7,000
Recurring [Member] | Level 3 [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3]	9,000	8,000
Liabilities:
Trading liabilities		0
Recurring [Member] | Level 3 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Issued/Guaranteed by government sponsored entity [Member]
Assets:
Trading assets and private equity and debt investments	[3]
Recurring [Member] | Level 3 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Other [Member]
Assets:
Trading assets and private equity and debt investments	[3]	9,000	8,000
Recurring [Member] | Level 3 [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	103,000	79,000
Recurring [Member] | Level 3 [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity and debt investments	[3],[15]	20,000	26,000
Liabilities:
Trading liabilities	[15]		0
Recurring [Member] | Level 3 [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity and debt investments	[3]	0	0
Liabilities:
Trading liabilities		0	0
Recurring [Member] | Level 3 [Member] | Equity contracts [Member]
Assets:
Derivative assets	[4]	45,000	97,000
Liabilities:
Derivative liabilities	[4]	50,000	87,000
Recurring [Member] | Level 3 [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[4]	206,000	63,000
Liabilities:
Derivative liabilities	[4]	171,000	74,000
Recurring [Member] | Level 3 [Member] | Credit contracts [Member]
Assets:
Derivative assets	[4]	70,000	33,000
Liabilities:
Derivative liabilities	[4]	103,000	66,000
Recurring [Member] | Level 3 [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[4]	56,000	29,000
Liabilities:
Derivative liabilities	[4]	35,000	19,000
Recurring [Member] | Level 3 [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[4]
Liabilities:
Derivative liabilities	[4]
Recurring [Member] | Level 3 [Member] | Non-trading debt securities [Member]
Assets:
Other assets	[3]	3,000
Recurring [Member] | Level 3 [Member] | Other [Member]
Assets:
Other assets	[3],[13],[16]	¥ 189,000	¥ 197,000

[1]	Represents amounts offset through counterparty offsetting of derivative assets and liabilities as well as cash collateral offsetting against net derivatives under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 815. As of March 31, 2022, Nomura offset a total of ¥1,431 billion of cash collateral receivables against net derivative liabilities and ¥1,960 billion of cash collateral payables against net derivative assets. As of September 30, 2022, Nomura offset a total of ¥2,026 billion of cash collateral receivables against net derivative liabilities and ¥2,917 billion of cash collateral payables against net derivative assets.
[2]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[3]	Certain investments that are measured at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2022 and September 30, 2022, the fair values of these investments which are included in Trading assets and private equity and debt investments were ¥45 billion and ¥47 billion, respectively. As of March 31, 2022 and September 30, 2022, the fair values of these investments which are included in Other assets were ¥3 billion and ¥3 billion, respectively.
[4]	Derivatives which contain multiple types of risk are classified based on the primary risk type of the instrument.
[5]	Includes loans and receivables for which the fair value option has been elected.
[6]	Includes collateralized agreements or collateralized financing for which the fair value option has been elected.
[7]	Includes structured notes for which the fair value option has been elected.
[8]	Includes deposits received at banks for which the fair value option has been elected.
[9]	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
[10]	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
[11]	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
[12]	Includes loan commitments for which the fair value option has been elected.
[13]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[14]	Private equity and debt investments include private non-traded financial instruments including minority private equity and venture capital equity investments and other junior debt investments such as mezzanine debt held for non-trading purposes, and post-IPO investments. Also include minority equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option to these investments as permitted under ASC 825.
[15]	Includes collateralized loan obligations (“CLOs”) and asset-backed securities (“ABS”) such as those secured on credit card loans, auto loans and student loans.
[16]	Includes equity investments which comprise listed and unlisted equity securities held for operating purposes in the amounts of ¥101,503 million and ¥32,394 million, respectively, as of March 31, 2022 and ¥92,584 million and ¥34,672 million, respectively, as of September 30, 2022.
[17]	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.